Investments in Companies Accounted for at Equity (Details) - Schedule of Highlights of TSG Profit or Loss in Accordance - TSG [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in Companies Accounted for at Equity (Details) - Schedule of Highlights of TSG Profit or Loss in Accordance [Line Items]
Revenues	$ 69,714	$ 77,035	$ 77,661
Net income	(2,780)	2,104	4,059
Other comprehensive income	(6,107)	255	(338)
Total comprehensive income	$ (8,887)	$ 2,359	$ 3,721
Company’s share in TSG	50.00%	50.00%	50.00%
Company's share of total comprehensive income before amortization of excess cost of intangible assets net of tax	$ (4,444)	$ 1,180	$ 1,861
Amortization of excess cost of intangible assets net of tax	(637)	(712)	(712)
Company’s share of total comprehensive income	(5,081)	468	1,149
Company’s share of other comprehensive income	(3,053)	128	(169)
Company’s share of profit	(2,027)	340	1,318
Operating results total	$ (5,081)	$ 468	$ 1,149